18. INVESTMENTS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning balance		R$ 745		R$ 1,108	R$ 1,325
Additions				110
Amortization		(41)		(74)	(84)
Written off				(399)	(133)
Ending balance		704		745	1,108
TAESA [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		180		189	288
Additions
Amortization		(9)		(9)	(13)
Written off					(86)
Ending balance		171		180	189
Retiro Baixo [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		32		28	29
Additions				6
Amortization		(1)		(2)	(1)
Written off
Ending balance		31		32	28
Central Eolica Praias De Parajuru [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[1]			17	19
Additions	[1]
Amortization	[1]		[2]	(2)	(1)
Written off	[1]			(15)	(1)
Ending balance	[1]		[2]		17
Central Eolica Volta do Rio [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[3]			11	14
Additions	[3]
Amortization	[3]			(1)	(1)
Written off	[3]			(10)	(2)
Ending balance	[3]				11
Central Eolica Praias De Morgado [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[3]			24	27
Additions	[3]
Amortization	[3]			(2)	(2)
Written off	[3]			(22)	(1)
Ending balance	[3]				24
Madeira Energia (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		18		151	157
Additions
Amortization		(1)		(6)	(6)
Written off				(127)
Ending balance		17		18	151
Lightger [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		84
Additions				84
Amortization		(3)
Written off
Ending balance		81		84
Light [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance				186	209
Additions
Amortization				(20)	(23)
Written off				(166)
Ending balance					186
Alianca Geracao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		378		403	428
Additions
Amortization		(25)		(25)	(25)
Written off
Ending balance		353		378	403
Alianca Norte (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		53		55	57
Additions
Amortization		(2)		(2)	(2)
Written off
Ending balance		51		53	55
Lepsa [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance					49
Additions
Amortization					(6)
Written off					(43)
Ending balance
RME [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance				44	48
Additions				20
Amortization				(5)	(4)
Written off				(59)
Ending balance					R$ 44

[1]	As from 2018 the investees Central Eolica Praias de Parajuru and Central Eolica Volta do Rio are being consolidated
[2]	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly- controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. For more details please see Notes 1 and 34.
[3]	Changes arising from the elimination of crossover holding of the assets between Cemig GT and Energimp that occurred in 2018. As from 2018 the investees Central Eolica Praias de Parajuru and Central Eolica Volta do Rio are being consolidated by Cemig GT.